Kovitz Core Equity ETF
Schedule of Investments
July 31, 2025 (Unaudited)
COMMON STOCKS — 96.83% Shares Fair Value
Communications — 11.55%
Alphabet, Inc., Class A 24,534 $ 4,708,075
Alphabet, Inc., Class C 219,861 42,402,392
Meta Platforms, Inc., Class A 71,558 55,345,819
Universal Music Group NV - ADR 3,063,153 43,619,299
146,075,585
Consumer Discretionary — 9.81%
Amazon.com, Inc.
(a)
272,321 63,753,070
CarMax, Inc.
(a)
493,347 27,928,374
Floor & Decor Holdings, Inc., Class A
(a)
150,160 11,508,262
Lowe's Companies, Inc. 93,418 20,885,462
124,075,168
Consumer Staples — 7.01%
Dollar Tree, Inc.
(a)
276,025 31,342,639
Philip Morris International, Inc. 349,818 57,387,643
88,730,282
Financials — 22.27%
American Express Co. 78,297 23,435,075
Aon PLC, Class A 92,672 32,964,357
Berkshire Hathaway, Inc., Class B
(a)
54,935 25,922,728
Charles Schwab Corp. (The) 703,274 68,730,968
Fiserv, Inc.
(a)
235,240 32,684,246
Intercontinental Exchange, Inc. 302,716 55,950,998
Visa, Inc., Class A 121,663 42,030,917
281,719,289
Health Care — 7.46%
Abbott Laboratories 5,922 747,297
Becton, Dickinson and Co. 293,246 52,271,100
Stryker Corp. 4,055 1,592,520
Thermo Fisher Scientific, Inc. 84,911 39,711,176
94,322,093
Industrials — 13.00%
Amentum Holdings, Inc.
(a)
953,554 23,810,243
Ashtead Group PLC - ADR 156,935 42,568,619
Hayward Holdings, Inc.
(a)
845,949 13,010,696
Jacobs Solutions, Inc. 337,676 47,906,094
PACCAR, Inc. 376,412 37,174,449
164,470,101
Materials — 0.92%
PPG Industries, Inc. 110,441 11,651,526
Technology — 24.81%
Adobe, Inc.
(a)
78,535 28,091,184
Advanced Micro Devices, Inc.
(a)
202,312 35,669,628
Analog Devices, Inc. 94,460 21,218,550
Apple, Inc. 73,303 15,215,504
Applied Materials, Inc. 166,516 29,982,871
Arista Networks, Inc.
(a)
279,906 34,490,017

Kovitz Core Equity ETF
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
COMMON STOCKS — 96.83% - (continued) Shares Fair Value
Technology — 24.81% - (continued)
Keysight Technologies, Inc.
(a)
247,849 $ 40,624,930
Microsoft Corp. 95,503 50,950,850
Oracle Corp. 102,527 26,018,277
Salesforce, Inc. 122,048 31,528,659
313,790,470
Total Common Stocks/Investments — 96.83% (Cost $916,295,866) 1,224,834,514
Other Assets in Excess of Liabilities — 3.17% 40,162,572
NET ASSETS — 100.00% $ 1,264,997,086
(a) Non-income producing security.
ADR - American Depositary Receipt